STATEMENT OF OPERATIONS (Parenthetical) - Class B Ordinary Shares - shares	Jan. 26, 2021	Sep. 30, 2021	Dec. 31, 2020
Number of shares issued	862,500
Initial shareholders holding	5,175,000	5,175,000	5,175,000
Over-allotment option
Maximum shares subject to forfeiture			675,000